Investment in finance leases, net - Schedule of Minimum Future Lease Payments to be Received on Sales-type Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Flight Equipment, Net [Abstract]
2026	$ 551,622
2027	435,613
2028	347,056
2029	212,885
2030	139,192
Thereafter	828,342
Undiscounted cash flows receivable	2,514,710
Less: Unearned income	(694,940)
Less: Allowance for credit losses (Note 27)	(12,276)	$ (10,168)
Direct financing leases, lease receivable	$ 1,807,494